Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

On October 4, 2019, the Board of Directors of the Company (the “Board”) and Ronny Yakov, the Chairman, Chief Executive Officer, President, Secretary and sole Director of the Company and the holder of approximately 64.27% of the Company’s outstanding Common Stock as of the Record Date approved the following actions by written consent to approve an amendment to our Certificate of Incorporation, to: (1) effect a reverse stock split of our issued and outstanding Common Stock at a ratio between one-for-twenty and one-for-thirty five, with such final ratio to be determined at the sole discretion of the Board (or its designee or designees) and with such to be effected at such time and date, if at all, as determined by the Board in its sole discretion (provided that it is by October 4, 2020) and (2) indemnify the directors, officers, employees or other agents of the Company to the fullest extent permitted by the Delaware General Corporation Law.

On November 8, 2019, the Board approved, and on November 12, 2019, the Company effected a one-for- thirty reverse stock split of its common stock. All shares, options and warrants throughout these consolidated financial statements and Form 10-Q have been retroactively restated to reflect the Reverse Split. In addition to the Reverse Split, the Company amended its certificate of incorporation whereby the Company shall indemnify the directors, officers, employees or other agents of the Company to the fullest extent permitted by the Delaware General Corporations Law.

On November 13, 2019, the Company entered into an agreement with the holder of 265,172 common stock options and on November 25, 2019, the Company entered into an agreement with the holder of 13,334 common stock options (of which 6,667 were held at December 31, 2018), whereby the Company and option holders each agreed that the exercise price pertaining to those options only would not be adjusted for the effects of the Reverse Stock Split.

On December 10, 2019, Mr. John Herzog provided a letter to the Company whereby he addressed his prior commitments to provide financial assistance to the Company and he agreed to provide us with financial support, that may be needed, to assist with our ongoing working capital needs through the earlier of the closing of this offering or November 2020 (other than the Company’s obligations to pay principal or interest with respect to the Excel Loan and Credit Agreement).

NOTE 17 – SUBSEQUENT EVENTS Pursuant to the terms on the employment agreement with Mr. Yakov, he was granted 6,667 common stock options on January 1, 2019.